Investment Strategy - Diversified Income Fund	Mar. 01, 2026
Prospectus [Line Items]
Strategy [Heading]	Under Principal Investment Strategies, add the following to the end of the first paragraph:
Strategy Narrative [Text Block]	The Fund also invests in other investment companies (for example, an exchange-traded fund (ETF)).